Lease Arrangements - Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts
Right-of-use assets	$ 21,089	$ 26,277
Additions to right-of-use assets	10,330	9,800	$ 9,844
Depreciation expenses of right-of-use assets	12,835	12,287	11,066
Land and buildings
Carrying amounts
Right-of-use assets	20,211	25,582
Depreciation expenses of right-of-use assets	12,400	11,901	10,681
Others
Carrying amounts
Right-of-use assets	878	695
Depreciation expenses of right-of-use assets	$ 435	$ 386	$ 385